Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Consolidation of the financial statements
3.1	Consolidation of the financial statements

3.1.1	Subsidiaries

Subsidiaries are entities controlled by the Company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date of loss of control.

Control exists when the Group is exposed, or has rights, to variable returns from its involvement with the acquiree and it has the ability to affect those returns through its power over the acquiree. Substantive rights held by the Group and others are being taken into account when assessing control.

3.1.2	Transactions eliminated on consolidation

Intra-group balances and income and expenses arising from intra-group transactions, are eliminated in the consolidated statements.

3.1.3	Contingent consideration for business combinations

Subsequent to the acquisition date, the Group recognizes changes in fair value of contingent consideration recognized under business combinations, classified as a financial liability in the statement of income under financing expenses.

Foreign currency transactions
3.2	Foreign currency transactions

Transactions in foreign currency are translated into the functional currency of the Group at the exchange rate on the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies on the reporting date are retranslated to the functional currency at the exchange rate at that date.

Financial instruments
3.3	Financial instruments

As from January 1, 2018, the Group applies IFRS 9, Financial Instruments (“IFRS 9”). Application of IFRS 9 did not have a material effect on the measurement of the Group’s financial instruments in 2018, compared to the provisions in the previous standard, and the main effect of application of IFRS 9 in the Group is the use of the expected credit loss model.

Non-derivative financial assets

Non-derivative financial assets comprise mainly investments in deposits, trade and other receivables, and cash and cash equivalents.

The Group initially recognizes financial assets at the date at which the Group becomes a party to contractual provisions of the instrument, meaning the date that the Group undertakes to buy or sell the asset.

A financial asset is initially measured at fair value plus transaction costs that are directly attributable to the acquisition or issuance of the financial asset. A trade receivable without a significant financing component is initially measured at the transaction price.

Financial assets are derecognized when the contractual rights of the Group to the cash flows from the asset expire, or the Group transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

Classification of financial assets into categories and the accounting treatment in each category

Financial assets are classified at initial recognition to one of the following measurement categories: amortized cost; or fair value through profit or loss.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated at fair value through profit or loss:

It is held within a business model whose objective is to hold assets so as to collect contractual cash flows.

The contractual terms of the financial asset give rise to cash flows representing solely payments of principal and interest on the principal amount outstanding on specified dates.

All financial assets of the Group that are not classified as measured at amortized cost are measured at fair value through profit or loss.

The Group classifies its financial assets as follows:

Cash and cash equivalents

Cash comprises cash balances available for immediate use and call deposits. Cash equivalents comprise short-term highly liquid investments (with original maturities of three months or less) that are readily convertible into known amounts of cash and are exposed to insignificant risks of change in value.

Trade and other receivables and deposits

The Group has balances of trade and other receivables and deposits that are held within a business model whose objective is collecting contractual cash flows. The contractual cash flows of these financial assets represent solely payments of principal and interest that reflects consideration for the time value of money and the credit risk. Accordingly, these financial assets are measured at amortized cost.

Subsequent measurement and gains and losses

Financial assets at amortized cost are measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Financial assets at fair value through profit or loss are subsequently measured at fair value. Net gains and losses, including any interest income or dividend income, are recognized in profit or loss.

Non-derivative financial liabilities

Non-derivative financial liabilities include debentures issued by the Group, loans and borrowings from banks and other credit providers, and trade and other payables.

The Group initially recognizes debt instruments as they are incurred. Other financial liabilities are recognized at the time of the transaction. Financial liabilities are recognized initially at fair value less any attributable transactions costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

Financial liabilities are derecognized when the obligation of the Group, as specified in the agreement, expires or when it is discharged or cancelled.

Modification in terms of debt instruments

An exchange of debt instruments having substantially different terms, between an existing borrower and lender is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability at fair value. The difference between the amortized cost of the original financial liability and the fair value of the new financial liability is recognized in profit or loss as financing income or expense.

The terms are substantially different if the discounted present value of the cash flows according to the new terms, including any commissions paid, less any commissions received and discounted using the original effective interest rate, is different by at least ten percent from the discounted present value of the remaining cash flows of the original financial liability.

In addition to the aforesaid quantitative criterion, the Group examines, among other things, whether there have also been changes in various economic parameters inherent in the exchanged debt instruments.

In a non-substantial modification in terms (or exchange) of a debt instruments at fixed interest, the new cash flows are discounted using the original effective interest rate, and the difference between the present value of the new financial liability and the present value of the original financial liability is recognized in profit or loss under financing expenses (income).

According to the accounting policy applied by the Group, when the portfolio of the financial liabilities with similar characteristics is repaid/exchanged, the profit/loss from the derecognition/exchange is based on the FIFO method.

CPI-linked assets and liabilities that are not measured at fair value

The value of CPI-linked financial assets and liabilities, which are not measured at fair value, is revaluated in each period according to the actual increase in the CPI.

Offsetting financial instruments

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group currently has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

A. Hedge accounting

The Group holds derivative financial instruments to hedge cash flows for risks to future changes in the CPI in respect of the debentures issued by the Group.

At the inception of the hedging relationship, the Group documents its risk management objective and its hedging strategy. The Group also documents the economic relationship between the hedged item and the hedging instrument, including whether the changes in cash flows of the hedged item and the hedging instrument are expected to offset each other.

Derivatives are recognized initially at fair value. Attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and the effective portion of changes in fair value of the hedging instrument is recognized in a hedge reserve under other comprehensive income. The effective portion of changes in fair value of a derivative, recognized in other comprehensive income, is limited to the cumulative change in fair value of the hedged item (based on present value), from inception of the hedge. The change in fair value in respect of the ineffective portion is recognized immediately in profit or loss.

B. Economic hedges

In addition, the Group holds derivative financial instruments to hedge cash flows for foreign currency risks. Hedge accounting is not applied for these instruments. The derivative instruments are recognized at fair value; changes in fair value are recognized in profit and loss as incurred, as a financing income or expense.

Broadcasting rights
3.4	Broadcasting rights

Broadcasting rights are stated at cost, net of rights exercised and impairment losses.

The costs of broadcasting rights acquired for the broadcasting of content include the amounts paid to the rights provider, plus direct costs for adjusting the rights to the broadcast.

Broadcasting rights are assessed for impairment as part of the cash-generating unit to which the broadcasting rights are attributed (see Note 11).

The net adjustment of the broadcasting rights is presented as an adjustment of earnings as part of the ongoing operations in the statements of cash flows.

Fixed assets
3.5	Fixed assets

Recognition and measurement

The Group elected to measure items of fixed assets at cost less accumulated depreciation and accumulated impairment losses.

Cost includes expenditures that are directly attributable to acquisition of the asset. The cost of self-constructed assets includes the cost of materials, direct labour and financing costs as well as any other cost directly attributable to bringing the asset to the condition for its use intended by the management, and the estimated costs of dismantling and removing the items and restoring the site on which they are located when the Group has an obligation to vacate and restore the site. The cost of purchased software that is integral to the functionality of the related equipment is recognized as part of the cost of the equipment.

Spare parts, servicing equipment and stand-by equipment are classified as fixed assets when they meet the definition of fixed assets in IAS 16, and are otherwise to be classified as inventory.

When major parts of the fixed assets have different useful lives, they are accounted for as separate items (major components) of the fixed assets.

Gain or loss from the disposal of a fixed asset item is determined by comparing the proceeds from disposal of the asset with it carrying amount. Gain or loss from the sale of fixed assets is recognized under other income or other expenses, as the case may be, in the statement of income.

Subsequent expenditure

The cost of replacing part of a fixed asset item is recognized in the carrying amount of the item if it is probable that the future economic benefit embodied in the new item will flow to the Group and its cost can be measured reliably. The costs of day-to-day servicing are recognized in the statement of income as incurred.

Depreciation

Depreciation is recognized in the statement of income on a straight-line basis over the estimated useful life of each part of a fixed asset item, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. Right of use assets under a finance lease are depreciated over the shorter of the lease term and their useful lives.

An asset is depreciated when it is ready for use, meaning when it reaches the location and condition necessary for it to be capable of operating in the manner intended by management.

Leasehold improvements are generally depreciated over the shorter of the lease term, including the extension option held by the Group and intended to be exercised and the useful life of the leasehold improvements.

The estimated useful lives for the current period are as follows:

Years
Fixed line and international network equipment (switches, transmission, power)	4-12
Network	12-33
Equipment and infrastructure for multichannel television	3-15
Subscriber equipment and installations	4-8
Vehicles	6-7
Office and general equipment	5-10
Electronic equipment, computers and internal communication systems	3-7
Cellular network	4-10
Passive radio equipment at cellular network sites	Up to December 31, 2037
Buildings	25
Seabed cable	4-25 (mainly 25)

Depreciation methods, useful lives and residual values are reviewed at least in each reporting year and adjusted as required.

Intangible assets
3.6	Intangible assets

Goodwill

Goodwill that arises upon the acquisition of subsidiaries is included in intangible assets. Subsequent to initial recognition, goodwill is measured at cost less accumulated impairment losses. Goodwill is measured at least once a year to assess impairment. See also Note 9.

Software development costs

Software development costs are recognized as an intangible asset only if the development costs can be measured reliably; the software is technically and commercially applicable; and the Group has sufficient resources to complete the development and intends to use the software. The costs recognized as an intangible asset include the cost of the materials, direct labor and overhead expenses directly attributable to preparation of the asset for its intended use. Other development costs are recognized in the statement of income as incurred.

Capitalized development costs are measured at cost less amortization and accumulated impairment losses.

Software

Software that is an integral part of the hardware, which cannot function without the programs installed on it, is classified as fixed assets. However, licenses for stand-alone software which add functionality to the hardware, are classified as intangible assets.

Rights to frequencies

Rights to frequencies refer to frequencies assigned to Pelephone for cellular activities, after it won the dedicated tenders of the Ministry of Communications. Depreciation of the asset is recognized in the statement of income on the straight-line method over the term of the allocation of frequencies, which started from the use of the frequencies. The 4G frequencies (LTE) and 3G frequencies (UMTS/HSEA) are being amortized until August 22, 2028.

Other intangible assets

Other intangible assets acquired by the Group, which have a definite useful life, are measured at cost less amortization and accumulated impairment losses.

Subsequent expenditure

Subsequent expenditure is recognized as an intangible asset only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure relating to generated goodwill and brands, is recognized in the statement of income as incurred.

Amortization

Amortization of intangible assets is recognized in the statement of income on a straight-line basis (other than as set out below regarding amortization of customer relations), over the estimated useful life of the intangible assets, from the date on which the assets are available for use. Goodwill is not systematically amortized but is tested for impairment at least once a year.

Estimated useful lives for the current period are as follows:

Type of asset	Amortization period
Frequency usage right	Over the license period up to 2028
Computer programs and software licenses	3-10 years depending on the term of the license period or the estimated time of use of the software

Amortization methods and useful lives are reviewed at least at each reporting year and adjusted if appropriate.

Leased assets
3.7	Leased assets

As from January 1, 2018, the Group applies IFRS 16, Leases.

Accounting policy applied in the periods prior to January 1.1, 2018

Leases, including leases of land from the Israel Land Administration, where the Group assumes substantially all the risks and rewards of ownership, were classified as finance leases. Upon initial recognition, the leased assets were measured at an amount equal to the lower of its fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the assets were measured at cost less accumulated amortization and impairment losses.

Other leases were classified as operating leases and the leased assets were not recognized in the Group’s statement of financial position. Payments made under operating leases were recognized in profit or loss on a straight-line basis over the term of the lease.

At inception or upon reassessment of an arrangement, the Group determined whether such an arrangement is or contains a lease. An arrangement was a lease or contained a lease if the following two criteria were met:

The fulfillment of the arrangement was dependent on the use of a specific asset or asset.

The arrangement contained rights to use the asset.

If, in accordance with these terms, the Group determines that the agreement does not contain a lease, the agreement is accounted for as a service agreement and payments for the service are recognized in profit or loss on a straight-line basis, over the service period.

Accounting policy applied as from January 1.1, 2018

Presented below are the principal accounting policies for leases in which the Group is the lessee, which were applied as from January 1, 2018 following the application of the Standard:

Determining whether an arrangement contains a lease

At the inception of the arrangement, the Group determines whether the arrangement is or contains a lease and examines whether the arrangement transfers the right to control the use of an identifiable asset for a period of time in return for payment. When assessing whether the arrangement transfers control over the use of an identifiable asset, the Group estimates, over the lease term, whether it has both rights set out below:

The right to essentially obtain all the economic rewards associated with the use of the identifiable asset.

The right to direct the use of the identifiable asset.

For lease contracts that include non-lease components, such as services or maintenance, which are related to a lease component, the Group elected to account for the contract as a single lease component without separating the components.

Leased assets and lease liability

Contracts that award the Group the right to control the use of an identifiable asset over a period of time for a consideration are accounted for as leases. At initial recognition, the Group recognizes a liability at the present value of the future minimum lease payments (these payments do not include variable lease payments that are not linked to the CPI, or to any change in the rate of interest, or any change in the exchange rate), and concurrently, the Group recognizes a right-of-use asset at the amount of the liability, adjusted for lease payments paid in advance or accrued, plus direct costs incurred in the lease.

Since the interest rate implicit in the lease is not readily determinable, the incremental borrowing rate of the Group is used (the borrowing rate that the Group would be required to pay to borrow the amounts required to obtain an asset at a similar value to the right-of-use asset in a similar economic environment, in a similar period and with similar collateral).

Subsequent to initial recognition, the asset is accounted for using the cost model and it is amortized over the lease term or the useful life of the asset (whichever is earlier).

The lease term

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it is reasonably certain that the Group will exercise or not exercise the option.

Variable lease payments

Variable lease payments that are linked to the CPI are initially measured using the index or currency rate at the inception of the lease and are included in the measurement of the lease liability. When there is a change in the cash flows of the future lease payments arising from the change in the index, the liability is adjusted against the right-of-use asset.

Depreciation of a right-of-use asset

After lease commencement, a right-of-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses and is adjusted for re-measurements of the lease liability. Depreciation is calculated on a straight-line basis over the useful life or contractual lease period, whichever earlier, as follows:

Type of asset	Weighted average of the agreement period as at January 1, 2019 (years)
Cellular communications sites	6.6
Buildings	6
Vehicles	2

Subleases

In leases in which the Company sublets the underlying asset, the Company assesses the classification of the sublease as a finance or operating lease, for the right-of-use received in the primary lease. The Company assessed the existing subleases on the initial application date, in accordance with the balance of their contractual terms as at that date.

Investment property
3.8	Investment property
Investment property is measured at cost. Cost includes expenditure that is directly attributable to the acquisition of the investment property.
Right of use of capacities
3.9	Right of use of capacities

Transactions for acquiring an indefeasible right of use (IRU) of seabed cable capacities are accounted for as service transactions. The prepaid expense is amortized on a straight-line basis as stated in the agreement and no more than the expected estimated useful life of those capacities.

Identifiable capacities which serve the Group exclusively were recognized under fixed assets. The asset is depreciated on a straight-line basis as stated in the agreement and no more than the expected estimated useful life of those capacities.

Inventory
3.10	Inventory

The cost of inventories includes the cost of purchase and cost incurred in bringing the inventories to their present location and condition.

Inventories are measured at the lower of cost or net realizable value. The Group elected to base the cost of inventories on the moving average principle.

The inventories include terminal equipment and accessories intended for sale and service, as well as spare parts used for repairs in the repair service provided to its customers.

Slow-moving inventory of terminal equipment, accessories and spare parts are stated net of the provision for impairment.

Impairment
3.11	Impairment

Non-derivative financial assets

As from January 1, 2018, the Group applies IFRS 9, Financial Instruments (“IFRS 9”) and performs an assessment for any indications of impairment in accordance with IFRS 9. In practice, application of the New Standard did not have a material effect on the measurement of impairment of the Group’s financial assets in 2019 and 2018 compared with the previous standard.

The Group has elected to measure the provision for expected credit losses in respect of trade receivables at an amount equal to the full lifetime credit losses of the instrument.

Lifetime expected credit losses are expected credit losses that result from all possible default events over the expected life of the financial instrument.

Expected credit losses are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of the difference between the cash flows due to the Group in accordance with the contract and the cash flows that the Group expects to receive and are discounted at the effective interest rate of the financial asset.

Expected credit losses for receivables in significant amounts are tested individually. Other financial assets are assessed for expected credit losses collectively in groups that share similar credit risk characteristics, taking into account past experience.

The provision for expected credit losses is recognized net of the gross carrying amount of the receivables.

For bank deposits, for which the credit risk did not increase significantly from the date of initial recognition, the Group measures the provision for expected credit losses in an amount equal to the expected credit losses for an event of default in a 12-month period.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition, and when estimating expected credit losses, the Group considers reasonable and supportable information that is relevant and available with no undue cost or effort. Such information includes quantitative and qualitative information, and an analysis, based on the Group’s past experience and informed credit assessment, and it includes forward looking information.

Non-financial assets

Timing of impairment testing

The carrying amounts of the Group’s non-financial assets, other than inventories and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the recoverable amount of the asset is estimated.

The Group assesses the recoverable amount of goodwill once a year, or more frequently if there are indications of impairment.

Measurement of recoverable amount

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or the cash generating unit (for which future cash flows were not adjusted).

Determining cash-generating units

For the purpose of impairment testing, the assets are grouped together into the smallest group of assets that generates cash from continuing use that are largely independent of other assets or groups of assets (cash-generating unit). See Note 9.

Allocation of goodwill to cash-generating units

For purposes of goodwill impairment testing, cash-generating units to which goodwill has been allocated are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes, but in any event is not larger than an operating segment. Goodwill acquired in a business combination is allocated for the purpose of impairment testing to cash-generating units that are expected to generate benefits from the synergies of the combination.

Recognition of impairment loss

An impairment loss of cash generating units is recognized when the carrying amount of the cash generating unit, including goodwill, where relevant, exceeds its recoverable amount and is recognized in the statement of income. An impairment loss recognized in respect of a cash-generating unit is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to reduce the carrying amounts of the other assets in the cash-generating unit. To allocate an impairment loss, the assets are not impaired below the higher of their fair value less exercise costs and their value in use (if determinable) or zero.

The Company presents an analysis of expenses recognized in profit or loss based on their nature. Impairment losses of non-current assets arising from one-time updates to financial forecasts are presented in our Statement of Income under Impairment Losses. Impairment losses of non-current assets arising from continuous write-downs of asset to their fair value less costs of disposal costs (a result of forecasts for negative cash flows and negative enterprise value of the relevant companies), are reported in our Statement of Income under operating expenses related to the ongoing consumption of economic benefits of such assets (i.e. depreciation, amortization and impairment or general and operating expenses). Such presentation better reflects the nature of these expenses and is more suitable for understanding of the Group’s operations.

Accordingly, in the Statement of Income, the impairment of the broadcasting rights in DBS and Walla! is presented under “General and operating expenses”, while the impairment of fixed assets and intangible assets is presented under “Depreciation, amortization and impairment”. See also Note 9.

Employee benefits
3.12	Employee benefits

Post-employment benefits

The Group has a number of post-employment benefit plans. The plans are usually financed by deposits with insurance companies and they are classified as defined contribution plans and defined benefit plans.

Defined contribution plans

A defined contribution plan is a post-employment benefit plan under which the Group pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts.

The Group’s obligations for contributions to defined contribution pension plans are recognized as an expense in the statement of income in the periods during which services are rendered by employees.

Defined benefit plans

The Group’s net obligation in respect of defined benefit pension plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is presented at its present value, and the fair value of any plan assets is deducted. The calculation is performed annually by a qualified actuary. The discount rate is the yield on high-quality corporate debentures at the reporting date, denominated in or linked to the currency of the paid benefit, with maturity dates approximating the terms of the Group’s obligations.

Net interest costs on a defined benefit plan are calculated by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net defined benefit liability.

The Group elected to recognize the interest costs that were recognized in profit or loss under financing expenses.

Remeasurement of the net defined benefit liability comprises actuarial gains and losses and the return on plan assets (excluding interest). Remeasurements are recognized immediately directly in retained earnings through other comprehensive income.

When the benefits of a plan are improved or curtailed, the portion of the increased or curtailed benefit relating to past service by employees is recognized immediately in profit or loss when the plan improvement or curtailment occurs.

Other long-term employee benefits

The Group’s net obligation in respect of long-term employee benefits (such as an obligation for accumulated vacation days and sick leave) other than pension plans is the amount of future benefit that employees have earned in return for their service in the current and prior periods. The amount of these benefits is stated at its present value. The discount rate is the yield at the reporting date on high-quality linked corporate debentures denominated in NIS, with maturity dates approximating the terms of the Group’s obligations. Actuarial changes are recognized in the statement of income in the period in which they arise. Any actuarial changes arising from a change in the discount rate are recognized in the financing expenses item, while the other differences are recognized in salary expenses.

Early retirement and termination benefits

Termination benefits are recognized as an expense when the Group is committed demonstrably, without realistic possibility of withdrawal, to a formal detailed plan to terminate employment before the normal retirement date. Termination benefits for voluntary redundancies are recognized as an expense if the Group has made an offer of voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably.

Expenses for early retirement and termination recognized in the statement of income are presented under other operating expenses (income). The actuarial changes arising from a change in the discount rate, long-term benefits for early retirement and termination, are recognized under financing expenses, while the other actuarial changes are recognized under other operating expenses (income).

Short-term benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

The employee benefits are classified, for measurement purposes, as short-term benefits or as other long-term benefits depending on the date when the benefits are expected to be to be wholly settled,

In the statement of financial position, the employee benefits are classified as current benefits or as non-current benefits according to the time the liability is due to be settled.

Provisions
3.13	Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.

Legal claims

Contingent liabilities are accounted for according to IAS 37 and its related provisions. Accordingly, the claims are classified by likelihood of realization of the exposure to risk, as follows:

More likely than not – more than 50% probability

Likely – probability higher than unlikely and less than 50%

Unlikely – probability of 10% or less

For claims which the Group has a legal or constructive obligation as a result of a past event, which are more likely than not to be realized, the financial statements include provisions which, in the opinion of the Group, based, among other things, on the opinions of its legal advisers retained in respect of those claims, are appropriate to the circumstances of each case, despite the claims being denied by the Group companies. There are also a small number of legal proceedings, most of which were received recently, for which the risks cannot be assessed at this stage, therefore no provisions have been made.

Note 19 describes the amount of additional exposure due to contingent liabilities that are likely to be realized.

Site dismantling and clearing costs

The provision in respect of an obligation to dismantle and clear sites is recognized for those rental agreements where Pelephone has an undertaking to restore the rental property to its original state at the end of the rental period, after dismantling and transferring the site, and restoring the site when required. The provision is measured by discounting the future cash flows by risk-free discounted interest reflecting the time until the expected termination of the contract for dismantling of the site by Pelephone. The carrying amount of the provision is adjusted in each period to reflect the time that has passed and is recognized as a financing expense.

Onerous contracts

A provision for onerous contracts is recognized when the unavoidable costs of a contract exceed the benefits expected to be received from the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the unavoidable costs (net of the revenues) of continuing with the contract. Unavoidable costs are costs that the Group cannot avoid as they are subject to a contract (such as incremental costs).

Revenues
3.14	Revenues

The Group recognizes revenues when the customer gains control over the goods or services. The income is measured according to the amount of the consideration to which the Group expects to be entitled in exchange for the transfer of goods or services promised to the customer, other than amounts collected in favour of third parties.

The model for recognizing revenues from contracts with customers includes five steps for analysing transactions so as to determine when to recognize revenues and in what amount:

A.	Identifying the contract with the customer.

B.	Identifying separate performance obligations in the contract.

C.	Determining the transaction price.

D.	Allocating the transaction price to separate performance obligations.

E.	Recognizing revenues when the performance obligations are satisfied.

Identifying the contract

The Group accounts for a contract with a customer only when the following conditions are met:

1.	The parties to the contract have approved the contract (in writing, orally or according to other customary business practices) and they are committed to satisfying the obligations attributable to them.

2.	The Group can identify the rights of each party in relation to the goods or services that will be transferred.

3.	The Group can identify the payment terms for the goods or services that will be transferred.

4.	The contract has a commercial substance (i.e. the risk, timing and amount of the entity’s future cash flows are expected to change as a result of the contract).

5.	It is probable that the consideration, to which the Group is entitled to in exchange for the goods or services transferred to the customer, will be collected.

Identifying performance obligations

On the inception date of the contract, the Group assesses the goods or services promised in the contract with the customer and identifies as a performance obligation any promise to transfer to the customer one of the following:

(1)	Goods or services (or a bundle of goods or services) that are distinct; or

(2)	A series of distinct goods or services that are substantially the same and have the same pattern of transfer to the customer.

Determining the transaction price.

The transaction price is the amount of the consideration to which the Group expects to be entitled in exchange for the transfer of goods or services promised to the customer, other than amounts collected in favor of third parties. When determining the transaction price, the Group considers the effects of all the following: variable consideration, the existence of a significant financing component in the contract, non-cash consideration and consideration to be paid to the customer.

Existence of a significant financing component

In order to measure the transaction price, the Group adjusts the amount of the promised consideration in respect of the effects of the time value of money if the timing of the payments agreed between the parties provides to the customer or the Group a significant financing benefit. In these cases, the contract contains a significant financing component. When assessing whether a contract includes a significant financing component, the Group examines, among other things, the expected length of time between the date the Group transfers the promised goods or services to the customer and the date the customer pays for these goods or services, as well as the difference, if any, between the amount of the consideration promised and the cash selling price of the promised goods or services.

When the contract contains a significant financing component, the Group recognizes the amount of the consideration using the discount rate that would be reflected in a separate financing transaction between it and the customer on the inception date of the contract. The financing component is recognized as interest income or expenses over the period, which are calculated according to the effective interest method.

In cases where the difference between the time of receiving payment and the time of transferring the goods or services to the customer is one year or less, the Group applies the practical expedient included in the standard and does not separate a significant financing component.

Existence of performance obligations

Revenues are recognized when the Group satisfies a performance obligation by transferring to the customer control over promised goods or services.

Contract costs

Incremental costs of obtaining a contract with a customer such as sales fees to agents, are recognized as an asset when the Group is likely to recover these costs. Costs to obtain a contract that would have been incurred regardless of the contract are recognized as an expense as incurred, unless the customer can be billed for those costs.

Capitalized costs are amortized in the income statement on a systematic basis that is consistent with the expected average duration of subscribers and with their average projected churn rate based on the type of subscriber and the service received (mainly over a period of one to four years).

Every reporting period the Group examines whether the carrying amount of the asset recognized as aforesaid exceeds the consideration the entity expects to receive in exchange for the goods or services to which the asset relates, less the costs directly attributable to the provision of these goods or services that were not recognized as expenses, and if necessary an impairment loss is recognized in profit or loss.

Principal versus agent considerations

When another party is involved in providing goods or services to the customer, the Group examines whether the nature of its promise is a performance obligation to provide the defined goods or services itself, which means the Group is a principal and therefore recognizes revenues in the gross amount of the consideration, or to arrange that another party provide the goods or services which means the Group is an agent and therefore recognizes revenue in the amount of the net commission.

The Group is a principal when it controls the promised goods or services before their transfer to the customer. Indicators that the Group controls the goods or services before their transfer to the customer include the following: the Group is the primary obligor for fulfilling the promises in the contract; the Group has inventory risk before the goods or services are transferred to the customer; and the Group has discretion in setting the prices of the goods or services.

Financing income and expense
3.15	Financing income and expenses

Financing income comprises mainly interest income accrued using the effective interest method in respect of the sale of terminal equipment in installments, interest income on deposits, changes in the fair value of financial assets at fair value through profit or loss and gain from debt restructuring.

Financing expenses include mainly interest and linkage expenses on borrowings received and debentures issued, expenses for early repayment of the debt, and financing expenses for employee benefits.

In the statements of cash flows, interest received is presented as part of cash flows from investing activities. The Group elected to present interest and linkage differences paid for loans and debentures under cash flows used for financing activities.

Income tax expenses
3.16	Income tax expenses

Income tax expenses include current and deferred taxes and are recognized in the statement of income or in other comprehensive income to the extent that the expenses relate to items recognized in other comprehensive income.

Current taxes

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date. Current taxes also include taxes in respect of prior years.

Uncertain tax positions

A provision for uncertain tax positions, including additional tax and interest expenses, is recognized when it is more likely than not that the Group will have to use its economic resources to pay the obligation.

Deferred taxes

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The Group does not recognize deferred taxes for the following temporary differences:

1.	Initial recognition of goodwill

2.	Differences arising from investment in subsidiaries and associates, if it is probable that they will not reverse in the foreseeable future and if the Group controls the date of reversal.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

A deferred tax asset is recognized for carryforward losses, tax benefits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized (see also Note 21).

Offsetting deferred tax assets and liabilities

The Group sets off deferred tax assets and liabilities if there is a legally enforceable right to offset deferred tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, and they intend to settle deferred tax liabilities and assets on a net basis or their deferred tax assets and liabilities will be realized simultaneously.

Presentation of tax expenses in the statement of cash flows

Cash flows arising from taxes on income are classified in the statement of cash flows as cash flows from operating activities, unless they can be specifically identified with investing and financing activities.

Dividends
3.17	Dividends

An obligation relating to a dividend proposed or declared subsequent to the reporting date is recognized only in the period in which the declaration was made (approval of the general meeting). In the statements of cash flows, a dividend that has been paid is recognized under financing activities.

New standards not yet adopted Amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-current
3.18	New standards not yet adopted Amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-current

The amendment replaces certain classification requirements of liabilities as current or non-current. The amendment is effective for reporting periods beginning on January 1, 2022. Earlier application is permitted. The amendment is effective retrospectively, including reconciliation of comparative information. The Group has not yet commenced examining the effects of the application of the standard on the financial statements.